UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13 F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2007
                                               ------------------

Check here if amendment [ ]: Amendment Number: ___
This Amendment (Check one only.):      [ ] is a restatement
                                       [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Thomas D. O'Malley, Jr.
Address: c/o PilotRock Investment Partners GP, LLC
         1700 East Putnam Avenue
         Old Greenwich, CT 06870

Form 13F File Number: 28-10619

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Thomas D. O'Malley, Jr.
Title:    Managing Member of PilotRock Investment Partners GP, LLC
Phone:    (203) 698-8800

Signature, Place and Date of Signing:

/s/ Thomas D. O'Malley, Jr.         Old Greenwich, CT         November 14, 2007
---------------------------         -----------------         -----------------
(Signature)                         (City, State)             (Date)

Report Type (Check one only.):

[ ] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number                Name
28-10617                            PilotRock Investment Partners GP, LLC
--------                            -------------------------------------

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                        --------------------------
Form 13F Information Table Entry Total:              5
                                        --------------------------
Form 13F Information Table Value Total:              489
                                        --------------------------
                                                     (thousands)

List of Other Included Managers:
Provide a numbered list of names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.              Form 13F File Number               Name
---              --------------------               ----

                             TITLE
                               OF                 VALUE  SHARES/   SH/   PUT/   INVSTMT    OTHER          VOTING AUTHORITY
    NAME OF ISSUER            CLASS     CUSIP   (x$1000) PRN AMT   PRN   CALL   DSCRETN   MANAGERS     SOLE    SHARED    NONE
-----------------------       -----   ---------  ------- -------   ---   ----   -------  ----------  -------- -------- -------
ALTRIA GROUP INC               COM     02209S103    70      1000     SH             X       1         1000
MASTERCARD INC                 COM     57636Q104   148      1000     SH             X       1         1000
MIRANT CORP                    COM     60467R100    81      2000     SH             X       1         2000
QUALCOMM INC                   COM     747525103    42      1000     SH             X       1         1000
RESEARCH IN MOTION LTD         COM     760975102   148      1500     SH             X       1         1500
TOTAL                                              489